JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 59.9%
Aerospace & Defense — 0.4%
General Dynamics Corp. 3.00%, 5/11/2021	4,847	4,925
Lockheed Martin Corp. 2.50%, 11/23/2020	10,099	10,147
Precision Castparts Corp. 2.25%, 6/15/2020	2,400	2,404
United Technologies Corp. 3.35%, 8/16/2021	25,341	25,912

		43,388

Automobiles — 0.9%
BMW US Capital LLC (Germany)
3.25%, 8/14/2020(a)	17,824	17,979
3.10%, 4/12/2021(a)	3,000	3,043
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020(a)	3,210	3,211
(ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/4/2020(a)(b)	32,329	32,358
3.10%, 5/4/2020(a)	4,935	4,955
2.20%, 5/5/2020(a)	3,250	3,252
(ICE LIBOR USD 3 Month + 0.53%), 2.42%, 5/5/2020(a)(b)	1,090	1,091
2.45%, 5/18/2020(a)	27,499	27,549
2.70%, 8/3/2020(a)	2,780	2,791
Nissan Motor Acceptance Corp.
2.25%, 1/13/2020(a)	10,671	10,672
2.13%, 3/3/2020(a)	1,509	1,509
Volkswagen Group of America Finance LLC (Germany) 2.50%, 9/24/2021(a)	5,879	5,910

		114,320

Banks — 26.0%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020(a)	58,286	58,386
2.65%, 1/19/2021(a)	8,752	8,807
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 8/27/2021(a)(b)	34,823	34,951
ANZ New Zealand Int’l Ltd. (New Zealand)
2.20%, 7/17/2020(a)	5,051	5,059
(ICE LIBOR USD 3 Month + 1.01%), 2.94%, 7/28/2021(a)(b)	6,000	6,070
Australia & New Zealand Banking Group Ltd. (Australia)
5.10%, 1/13/2020(a)	2,350	2,358
(ICE LIBOR USD 3 Month + 0.32%), 2.41%, 7/2/2020(a)(b)	39,450	39,501
(ICE LIBOR USD 3 Month + 0.32%), 2.22%, 11/9/2020(a)(b)	20,451	20,487
2.25%, 11/9/2020(c)	32,771	32,876
2.70%, 11/16/2020	68,394	68,906
4.88%, 1/12/2021(a)	1,000	1,031
(ICE LIBOR USD 3 Month + 0.46%), 2.36%, 5/17/2021(a)(b)	23,300	23,386
2.30%, 6/1/2021	7,400	7,434
Bank of America Corp.
2.63%, 10/19/2020	1,900	1,911
2.63%, 4/19/2021	13,947	14,070
Bank of America NA
(ICE LIBOR USD 3 Month + 0.35%), 2.26%, 5/24/2021(b)	54,811	54,848
(ICE LIBOR USD 3 Month + 0.32%), 2.26%, 7/26/2021(b)	30,605	30,618
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 2.35%, 1/22/2021(b)	86,068	86,259
(ICE LIBOR USD 3 Month + 0.40%), 2.53%, 9/10/2021(b)	63,455	63,602
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.42%), 2.36%, 1/25/2021(b)	71,490	71,683
Banque Federative du Credit Mutuel SA (France)
2.20%, 7/20/2020(a)	31,680	31,730
(ICE LIBOR USD 3 Month + 0.49%), 2.46%, 7/20/2020(a)(b)	11,652	11,678
2.75%, 10/15/2020(a)	63,839	64,279
144A, 2.50%, 4/13/2021(a)	1,160	1,168
2.13%, 11/21/2022(a)	26,438	26,387
Barclays Bank plc (United Kingdom)
5.13%, 1/8/2020	1,991	1,997
(ICE LIBOR USD 3 Month + 0.46%), 2.44%, 1/11/2021(b)	8,000	7,997
BB&T Corp. (ICE LIBOR USD 3 Month + 0.57%), 2.69%, 6/15/2020(b)	16,356	16,397
BNP Paribas SA (France)
2.38%, 5/21/2020	22,617	22,660
5.00%, 1/15/2021	48,564	50,174
(ICE LIBOR USD 3 Month + 0.39%), 2.28%, 8/7/2021(a)(b)(c)	59,890	60,001
BNZ International Funding Ltd. (New Zealand)
2.40%, 2/21/2020(a)	9,719	9,729
(ICE LIBOR USD 3 Month + 0.70%), 2.59%, 2/21/2020(a)(b)	23,249	23,279
2.75%, 3/2/2021(a)	28,462	28,705
Branch Banking & Trust Co. 2.25%, 6/1/2020	14,875	14,894
Canadian Imperial Bank of Commerce (Canada) 2.70%, 2/2/2021	33,163	33,455
Capital One NA 2.35%, 1/31/2020	13,781	13,785
Citibank NA
3.05%, 5/1/2020(c)	23,900	23,987
2.13%, 10/20/2020	2,250	2,253

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 2/19/2022(b)	9,800	9,823
Citizens Bank NA
2.45%, 12/4/2019	31,720	31,720
2.25%, 3/2/2020	27,196	27,205
(ICE LIBOR USD 3 Month + 0.54%), 2.68%, 3/2/2020(b)	11,550	11,558
2.20%, 5/26/2020	33,457	33,481
(ICE LIBOR USD 3 Month + 0.57%), 2.49%, 5/26/2020(b)	5,105	5,115
2.25%, 10/30/2020	1,722	1,727
(ICE LIBOR USD 3 Month + 0.72%), 2.63%, 2/14/2022(b)	16,825	16,913
Comerica Bank 2.50%, 6/2/2020	17,960	18,010
Commonwealth Bank of Australia (Australia)
2.30%, 3/12/2020	14,591	14,607
5.00%, 3/19/2020(a)	3,453	3,484
(ICE LIBOR USD 3 Month + 0.32%), 2.43%, 6/25/2020(a)(b)	4,887	4,895
2.05%, 9/18/2020(a)	17,754	17,773
2.20%, 11/9/2020(a)	10,000	10,028
Cooperatieve Rabobank UA (Netherlands)
4.50%, 1/11/2021	41,185	42,310
2.50%, 1/19/2021	25,454	25,605
3.13%, 4/26/2021	29,748	30,215
Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/3/2021(a)(b)	53,000	53,097
Credit Agricole SA (France)
2.38%, 7/1/2021(a)	6,418	6,454
(ICE LIBOR USD 3 Month + 1.18%), 3.28%, 7/1/2021(a)(b)	15,318	15,540
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
2.75%, 3/26/2020	4,360	4,370
3.13%, 12/10/2020	23,472	23,706
DBS Group Holdings Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.49%), 2.59%, 6/8/2020(a)(b)	5,893	5,896
DNB Bank ASA (Norway)
2.13%, 10/2/2020(a)	59,184	59,282
(ICE LIBOR USD 3 Month + 0.37%), 2.46%, 10/2/2020(a)(b)	15,341	15,375
2.38%, 6/2/2021(a)	8,382	8,444
2.15%, 12/2/2022(a)	46,201	46,131
Federation des Caisses Desjardins du Quebec (Canada)
2.25%, 10/30/2020(a)	26,825	26,890
(ICE LIBOR USD 3 Month + 0.33%), 2.27%, 10/30/2020(a)(b)	38,316	38,384
Fifth Third Bancorp 2.88%, 7/27/2020	28,058	28,198
Fifth Third Bank
(ICE LIBOR USD 3 Month + 0.25%), 2.19%, 10/30/2020(b)	10,076	10,083
2.20%, 10/30/2020	6,553	6,569
2.25%, 6/14/2021	10,000	10,040
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021	15,197	15,437
(ICE LIBOR USD 3 Month + 2.24%), 4.34%, 3/8/2021(b)	2,872	2,941
5.10%, 4/5/2021	3,400	3,532
(ICE LIBOR USD 3 Month + 0.60%), 2.50%, 5/18/2021(b)	34,580	34,622
2.95%, 5/25/2021	19,499	19,746
(ICE LIBOR USD 3 Month + 0.65%), 2.78%, 9/11/2021(b)	49,328	49,467
(ICE LIBOR USD 3 Month + 1.50%), 3.54%, 1/5/2022(b)	6,000	6,122
HSBC USA, Inc.
2.35%, 3/5/2020	3,480	3,483
2.75%, 8/7/2020	40,348	40,548
Huntington Bancshares, Inc. 3.15%, 3/14/2021	3,660	3,707
Huntington National Bank (The)
2.38%, 3/10/2020	10,129	10,137
2.40%, 4/1/2020	9,733	9,742
2.88%, 8/20/2020	7,363	7,406
(ICE LIBOR USD 3 Month + 0.55%), 2.44%, 2/5/2021(b)	49,322	49,508
3.25%, 5/14/2021	5,000	5,082
KeyBank NA
2.50%, 12/15/2019	10,865	10,867
2.25%, 3/16/2020	9,831	9,839
3.35%, 6/15/2021	5,000	5,101
KeyCorp 2.90%, 9/15/2020	2,868	2,889
Kreditanstalt fuer Wiederaufbau (Germany) 1.88%, 12/15/2020	6,400	6,409
Lloyds Bank plc (United Kingdom)
5.80%, 1/13/2020(a)	2,694	2,706
2.70%, 8/17/2020	3,939	3,965
Manufacturers & Traders Trust Co.
2.10%, 2/6/2020	2,750	2,751
2.05%, 8/17/2020	12,955	12,964
2.63%, 1/25/2021	4,000	4,028
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.65%, 10/19/2020(a)	26,876	27,036
Mizuho Bank Ltd. (Japan)
2.40%, 3/26/2020(a)	69,016	69,115
2.70%, 10/20/2020(a)	21,200	21,337
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021(a)	2,406	2,421
MUFG Bank Ltd. (Japan) 2.75%, 9/14/2020(a)(c)	9,820	9,884

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.59%), 2.60%, 1/10/2020(a)(b)	590	591
2.13%, 5/22/2020	470	470
(ICE LIBOR USD 3 Month + 0.51%), 2.41%, 5/22/2020(a)(b)	2,290	2,295
2.63%, 7/23/2020	3,241	3,255
4.38%, 12/10/2020(a)	7,673	7,847
2.63%, 1/14/2021	271	273
(ICE LIBOR USD 3 Month + 0.71%), 2.61%, 11/4/2021(a)(b)	22,800	23,030
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.60%), 2.60%, 1/17/2020(b)	10,048	10,057
(ICE LIBOR USD 3 Month + 0.56%), 2.69%, 6/12/2020(b)	8,495	8,515
(ICE LIBOR USD 3 Month + 0.16%), 2.06%, 8/20/2020(b)	7,000	7,002
2.20%, 11/2/2020	8,753	8,777
(ICE LIBOR USD 3 Month + 0.40%), 2.56%, 3/21/2021(a)(b)	121,140	121,358
Nordea Bank Abp (Finland)
2.13%, 5/29/2020(a)	20,099	20,119
2.50%, 9/17/2020(a)	22,896	23,002
2.25%, 5/27/2021(a)	32,934	33,063
PNC Bank NA
2.00%, 5/19/2020	14,306	14,310
2.30%, 6/1/2020	4,000	4,006
2.60%, 7/21/2020	7,570	7,598
2.45%, 11/5/2020	19,246	19,339
2.50%, 1/22/2021	28,846	29,001
2.15%, 4/29/2021	2,667	2,675
PNC Financial Services Group, Inc. (The) 4.38%, 8/11/2020	16,552	16,825
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.40%), 2.34%, 1/25/2021(b)	70,030	70,204
Santander UK plc (United Kingdom) 2.38%, 3/16/2020	15,279	15,292
Skandinaviska Enskilda Banken AB (Sweden)
2.30%, 3/11/2020	4,155	4,160
2.45%, 5/27/2020(a)	42,587	42,634
2.63%, 11/17/2020(a)	76,328	76,600
2.63%, 3/15/2021	21,516	21,662
(ICE LIBOR USD 3 Month + 0.43%), 2.33%, 5/17/2021(a)(b)	43,104	43,201
Societe Generale SA (France)
2.63%, 9/16/2020(a)	29,775	29,919
2.50%, 4/8/2021(a)	19,155	19,225
5.20%, 4/15/2021(a)	41,975	43,731
Standard Chartered plc (United Kingdom)
2.25%, 4/17/2020(a)	16,867	16,865
3.05%, 1/15/2021(a)	97,200	97,906
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.06%, 7/14/2021	16,900	16,911
SunTrust Bank
2.25%, 1/31/2020	6,611	6,612
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(b)	20,102	20,117
SunTrust Banks, Inc.
2.90%, 3/3/2021	38,728	39,086
2.70%, 1/27/2022	7,383	7,462
Svenska Handelsbanken AB (Sweden)
5.13%, 3/30/2020(a)	12,603	12,734
1.95%, 9/8/2020	24,884	24,886
(ICE LIBOR USD 3 Month + 0.36%), 2.46%, 9/8/2020(b)	10,746	10,772
2.40%, 10/1/2020	4,580	4,597
United Overseas Bank Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.48%), 2.41%, 4/23/2021(a)(b)	2,867	2,873
US Bank NA (ICE LIBOR USD 3 Month + 0.32%), 2.26%, 4/26/2021(b)	7,078	7,095
Westpac Banking Corp. (Australia)
2.30%, 5/26/2020(c)	5,410	5,419
2.60%, 11/23/2020	11,121	11,190
2.65%, 1/25/2021	25,906	26,085

		3,233,164

Beverages — 0.1%
Diageo Capital plc (United Kingdom) 4.83%, 7/15/2020	11,433	11,638

Biotechnology — 0.5%
AbbVie, Inc.
2.50%, 5/14/2020	25,121	25,163
2.15%, 11/19/2021(a)	35,650	35,676

		60,839

Capital Markets — 5.9%
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 2.21%, 5/21/2021(b)	7,956	7,966
Credit Suisse AG (Switzerland)
4.38%, 8/5/2020	1,957	1,988
2.10%, 11/12/2021	19,830	19,869
Goldman Sachs Bank USA (SOFR + 0.60%), 2.15%, 5/24/2021(b)	10,398	10,405
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.80%), 2.93%, 12/13/2019(b)	39,205	39,214
5.38%, 3/15/2020	32,218	32,522
2.60%, 4/23/2020	1,500	1,503
(ICE LIBOR USD 3 Month + 1.16%), 3.09%, 4/23/2020(b)	17,529	17,586
Series D, 6.00%, 6/15/2020	15,311	15,636

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.20%), 3.32%, 9/15/2020(b)	13,878	13,986
(ICE LIBOR USD 3 Month + 0.73%), 2.83%, 12/27/2020(b)	2,635	2,637
ING Bank NV (Netherlands)
2.70%, 8/17/2020(a)	46,431	46,689
(ICE LIBOR USD 3 Month + 0.97%), 2.87%, 8/17/2020(a)(b)	2,008	2,020
2.75%, 3/22/2021(a)	19,568	19,757
5.00%, 6/9/2021(a)	14,775	15,433
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	17,037	17,161
Macquarie Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.45%), 2.36%, 8/6/2021(a)(b)	47,000	47,044
(ICE LIBOR USD 3 Month + 0.45%), 2.36%, 11/24/2021(a)(b)	104,919	104,919
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021(a)	10,052	10,493
Morgan Stanley
2.65%, 1/27/2020	12,792	12,805
2.80%, 6/16/2020	17,893	17,972
5.50%, 7/24/2020	21,087	21,558
5.75%, 1/25/2021	4,621	4,811
(ICE LIBOR USD 3 Month + 0.55%), 2.45%, 2/10/2021(b)	39,710	39,740
(ICE LIBOR USD 3 Month + 1.40%), 3.37%, 4/21/2021(b)	21,825	22,161
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,477	2,506
State Street Corp. 2.55%, 8/18/2020	1,090	1,095
UBS AG (Switzerland)
2.35%, 3/26/2020	350	351
2.20%, 6/8/2020(a)	13,089	13,099
(ICE LIBOR USD 3 Month + 0.58%), 2.68%, 6/8/2020(a)(b)	4,000	4,008
2.45%, 12/1/2020(a)	85,650	85,923
(ICE LIBOR USD 3 Month + 0.48%), 2.62%, 12/1/2020(a)(b)	37,837	37,931
UBS Group AG (Switzerland)
2.95%, 9/24/2020(a)	32,388	32,635
(ICE LIBOR USD 3 Month + 1.44%), 3.57%, 9/24/2020(a)(b)	4,900	4,953
(ICE LIBOR USD 3 Month + 1.78%), 3.77%, 4/14/2021(a)(b)	700	714
USAA Capital Corp. 2.45%, 8/1/2020(a)	4,533	4,550

		733,640

Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 2.45%, 5/1/2020(a)	9,064	9,076
DuPont de Nemours, Inc. (ICE LIBOR USD 3 Month + 0.71%), 2.62%, 11/15/2020(b)	18,583	18,668
Nutrien Ltd. (Canada) 4.88%, 3/30/2020	9,937	10,024

		37,768

Consumer Finance — 4.4%
American Express Co.
2.20%, 10/30/2020	14,767	14,799
3.00%, 2/22/2021	19,328	19,568
(ICE LIBOR USD 3 Month + 0.53%), 2.43%, 5/17/2021(b)	14,343	14,403
(ICE LIBOR USD 3 Month + 0.60%), 2.49%, 11/5/2021(b)	8,483	8,532
American Express Credit Corp.
2.20%, 3/3/2020	3,738	3,739
(ICE LIBOR USD 3 Month + 0.43%), 2.57%, 3/3/2020(b)	13,160	13,169
2.38%, 5/26/2020	20,670	20,703
(ICE LIBOR USD 3 Month + 0.73%), 2.65%, 5/26/2020(b)	10,000	10,024
Series F, 2.60%, 9/14/2020	4,347	4,366
2.25%, 5/5/2021	4,175	4,194
American Honda Finance Corp.
Series A, 2.15%, 3/13/2020	3,321	3,323
(ICE LIBOR USD 3 Month + 0.28%), 2.18%, 11/2/2020(b)	74,600	74,657
Capital One Financial Corp.
2.50%, 5/12/2020	55,875	55,977
(ICE LIBOR USD 3 Month + 0.76%), 2.66%, 5/12/2020(b)	24,892	24,947
2.40%, 10/30/2020	2,259	2,267
3.45%, 4/30/2021	17,050	17,352
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.18%), 2.09%, 5/15/2020(b)	21,629	21,640
(ICE LIBOR USD 3 Month + 0.23%), 2.35%, 3/15/2021(b)	78,900	78,906
2.90%, 3/15/2021	7,200	7,289
Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.29%, 5/17/2021(b)	25,500	25,558
1.70%, 8/9/2021	1,003	998
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.42%), 2.43%, 7/10/2020(b)	24,346	24,404
Series 0014, 2.45%, 9/11/2020	6,891	6,919
2.30%, 6/7/2021	16,193	16,293
(ICE LIBOR USD 3 Month + 0.40%), 2.50%, 6/7/2021(b)	13,888	13,936
PACCAR Financial Corp. 3.10%, 5/10/2021	5,814	5,910
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.24%), 2.24%, 7/15/2020(b)	130	130
(SOFR + 0.40%), 1.94%, 10/23/2020(b)	46,186	46,203
(ICE LIBOR USD 3 Month + 0.28%), 2.28%, 4/13/2021(b)	12,658	12,686

		552,892

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Financial Services — 1.4%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 2.57%, 7/2/2020(a)(b)	2,320	2,326
(ICE LIBOR USD 3 Month + 0.65%), 2.60%, 1/22/2021(a)(b)	45,911	46,058
(ICE LIBOR USD 3 Month + 0.46%), 2.57%, 6/25/2021(a)(b)	24,843	24,938
CK Hutchison International II Ltd. (United Kingdom) 2.25%, 9/29/2020(a)	87,197	87,224
CK Hutchison International Ltd. (United Kingdom) 1.88%, 10/3/2021(a)	14,900	14,746
Siemens Financieringsmaatschappij NV (Germany) 2.20%, 3/16/2020(a)	3,810	3,813

		179,105

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.65%), 2.65%, 1/15/2020(b)	48,700	48,744
2.80%, 2/17/2021	3,300	3,329
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(a)	17,696	17,699
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.45%, 5/22/2020(b)	23,421	23,466

		93,238

Electric Utilities — 1.5%
Arizona Public Service Co. 2.20%, 1/15/2020	3,724	3,725
CLP Power Hong Kong Financing Ltd. (Hong Kong) 4.75%, 3/19/2020(d)	650	654
Duke Energy Corp. (ICE LIBOR USD 3 Month + 0.50%), 2.41%, 5/14/2021(a)(b)	5,043	5,061
Duke Energy Florida LLC Series A, (ICE LIBOR USD 3 Month + 0.25%), 2.17%, 11/26/2021(b)	6,370	6,371
Electricite de France SA (France) 2.35%, 10/13/2020(a)	12,526	12,555
Exelon Corp.
2.85%, 6/15/2020	7,946	7,975
5.15%, 12/1/2020	437	447
LG&E & KU Energy LLC 3.75%, 11/15/2020	16,514	16,702
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 2.75%, 3/27/2020(b)	907	907
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.40%), 2.31%, 8/21/2020(b)	58,121	58,126
(ICE LIBOR USD 3 Month + 0.48%), 2.38%, 5/4/2021(b)	6,000	6,009
2.40%, 9/1/2021	26,946	27,093
Progress Energy, Inc. 4.88%, 12/1/2019	3,640	3,640
Southern Co. (The) 2.75%, 6/15/2020	19,793	19,860
State Grid Overseas Investment 2016 Ltd. (China) 2.25%, 5/4/2020(a)	6,420	6,416
Tampa Electric Co. 5.40%, 5/15/2021	8,574	8,964

		184,505

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.80%, 4/3/2020	6,410	6,428

Energy Equipment & Services — 0.0%(e)
Schlumberger Oilfield UK plc 4.20%, 1/15/2021(a)	1,650	1,677

Entertainment — 0.6%
NBCUniversal Enterprise, Inc. (ICE LIBOR USD 3 Month + 0.40%), 2.50%, 4/1/2021(a)(b)	67,395	67,633
NBCUniversal Media LLC 4.38%, 4/1/2021	12,175	12,558

		80,191

Equity Real Estate Investment Trusts (REITs) — 0.9%
ERP Operating LP 4.75%, 7/15/2020	11,352	11,538
Scentre Group Trust 1 (Australia) 2.38%, 4/28/2021(a)	18,623	18,618
WEA Finance LLC (France) 3.25%, 10/5/2020(a)	82,465	83,154

		113,310

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) 2.35%, 12/13/2019(a)	44,514	44,519
Kroger Co. (The) 6.15%, 1/15/2020	4,199	4,220

		48,739

Food Products — 0.3%
Cargill, Inc. 3.05%, 4/19/2021(a)	12,051	12,231
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 2.54%, 4/16/2021(b)	13,118	13,160
Mondelez International, Inc. 3.00%, 5/7/2020	5,645	5,670

		31,061

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Providers & Services — 0.6%
Cigna Corp. 3.20%, 9/17/2020	38,597	38,934
CVS Health Corp. 3.35%, 3/9/2021	19,500	19,810
Express Scripts Holding Co. 2.60%, 11/30/2020	10,351	10,406
UnitedHealth Group, Inc.
2.30%, 12/15/2019	1,812	1,812
2.13%, 3/15/2021	3,410	3,418

		74,380

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC
2.95%, 1/15/2020	10,124	10,130
4.00%, 10/1/2020	7,870	7,960

		18,090

Insurance — 8.8%
American International Group, Inc.
3.38%, 8/15/2020	11,300	11,415
6.40%, 12/15/2020	9,531	9,951
Athene Global Funding
2.75%, 4/20/2020(a)	60,999	61,164
(ICE LIBOR USD 3 Month + 1.14%), 3.11%, 4/20/2020(a)(b)	15,980	16,038
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	45,215	45,338
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 2.24%, 4/27/2020(a)(b)	10,499	10,508
(ICE LIBOR USD 3 Month + 0.30%), 2.30%, 10/15/2020(a)(b)	46,510	46,563
2.60%, 12/9/2020(a)	4,454	4,482
(ICE LIBOR USD 3 Month + 0.31%), 2.43%, 3/16/2021(a)(b)	64,170	64,243
2.25%, 4/29/2021(a)	1,120	1,126
(ICE LIBOR USD 3 Month + 0.48%), 2.62%, 6/11/2021(a)(b)	42,968	43,114
MassMutual Global Funding II
1.95%, 9/22/2020(a)	46,380	46,408
2.45%, 11/23/2020(a)	900	905
2.00%, 4/15/2021(a)	39,456	39,498
Metropolitan Life Global Funding I
2.05%, 6/12/2020(a)	1,850	1,851
(ICE LIBOR USD 3 Month + 0.40%), 2.53%, 6/12/2020(a)(b)	11,623	11,643
(SOFR + 0.57%), 2.22%, 9/7/2020(a)(b)	59,305	59,437
2.50%, 12/3/2020(a)	6,024	6,061
(ICE LIBOR USD 3 Month + 0.23%), 2.26%, 1/8/2021(a)(b)	52,618	52,649
2.40%, 1/8/2021(a)	69,356	69,698
New York Life Global Funding
144A, 1.95%, 9/28/2020(a)	4,390	4,393
(ICE LIBOR USD 3 Month + 0.16%), 2.26%, 10/1/2020(a)(b)	27,410	27,445
(ICE LIBOR USD 3 Month + 0.28%), 2.22%, 1/28/2021(a)(b)	16,996	17,029
2.95%, 1/28/2021(a)	520	526
(ICE LIBOR USD 3 Month + 0.28%), 2.23%, 1/21/2022(a)(b)	53,140	53,228
Principal Life Global Funding II
2.20%, 4/8/2020(a)	14,932	14,948
(ICE LIBOR USD 3 Month + 0.30%), 2.41%, 6/26/2020(a)(b)	37,164	37,199
(ICE LIBOR USD 3 Month + 0.33%), 2.47%, 3/2/2021(a)(b)	53,956	54,002
(ICE LIBOR USD 3 Month + 0.40%), 2.38%, 10/6/2021(a)(b)	53,288	53,277
Protective Life Global Funding
2.26%, 4/8/2020(a)(c)	8,244	8,252
2.16%, 9/25/2020(a)	1,429	1,432
2.70%, 11/25/2020(a)	15,193	15,306
(ICE LIBOR USD 3 Month + 0.52%), 2.62%, 6/28/2021(a)(b)	39,600	39,763
2.92%, 4/15/2022(a)	36,603	37,157
Reliance Standard Life Global Funding II
2.50%, 1/15/2020(a)	20,599	20,612
2.38%, 5/4/2020(a)	67,187	67,284
3.05%, 1/20/2021(a)	1,000	1,009
Suncorp-Metway Ltd. (Australia)
2.35%, 4/27/2020(a)	17,562	17,560
2.38%, 11/9/2020(a)	22,664	22,741

		1,095,255

Interactive Media & Services — 0.0%(e)
Tencent Holdings Ltd. (China) 2.88%, 2/11/2020(a)	5,978	5,986

IT Services — 0.5%
IBM Credit LLC 1.80%, 1/20/2021	4,500	4,494
International Business Machines Corp.
(ICE LIBOR USD 3 Month + 0.40%), 2.30%, 5/13/2021(b)	57,300	57,526
2.80%, 5/13/2021	3,600	3,643
Visa, Inc. 2.20%, 12/14/2020	1,500	1,506

		67,169

Media — 0.2%
Comcast Corp. (ICE LIBOR USD 3 Month + 0.33%), 2.43%, 10/1/2020(b)	20,723	20,767

Metals & Mining — 0.2%
Newmont Goldcorp Corp. 3.63%, 6/9/2021	21,911	22,326

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Multiline Retail — 0.0%(e)
Target Corp. 3.88%, 7/15/2020	1,050	1,063

Multi-Utilities — 0.4%
DTE Energy Co. 2.40%, 12/1/2019	5,386	5,386
TECO Finance, Inc. 5.15%, 3/15/2020	31,656	31,917
WEC Energy Group, Inc.
2.45%, 6/15/2020	7,368	7,382
3.38%, 6/15/2021	399	407

		45,092

Oil, Gas & Consumable Fuels — 1.4%
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020(a)	17,713	18,028
BP Capital Markets plc (United Kingdom)
2.32%, 2/13/2020	11,100	11,108
(ICE LIBOR USD 3 Month + 0.25%), 2.16%, 11/24/2020(b)	24,459	24,495
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	43,569	43,784
Enbridge Energy Partners LP 4.38%, 10/15/2020	13,049	13,277
Enbridge, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.40%), 2.41%, 1/10/2020(b)	7,300	7,303
Enterprise Products Operating LLC
5.25%, 1/31/2020	2,700	2,713
5.20%, 9/1/2020	12,623	12,916
Exxon Mobil Corp. 1.90%, 8/16/2022	15,960	16,011
MPLX LP (ICE LIBOR USD 3 Month + 0.90%), 3.00%, 9/9/2021(b)	12,738	12,781
TransCanada PipeLines Ltd. (Canada) 9.88%, 1/1/2021	15,380	16,624

		179,040

Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom) 2.38%, 11/16/2020	37,226	37,371
EMD Finance LLC (Germany) 2.40%, 3/19/2020(a)	3,735	3,739
Pfizer, Inc. 1.95%, 6/3/2021	11,900	11,924

		53,034

Road & Rail — 0.4%
Burlington Northern Santa Fe LLC 3.60%, 9/1/2020	5,200	5,244
ERAC USA Finance LLC 5.25%, 10/1/2020(a)	6,031	6,197
Penske Truck Leasing Co. LP 3.20%, 7/15/2020(a)	18,775	18,871
Ryder System, Inc.
2.65%, 3/2/2020	8,569	8,578
2.88%, 9/1/2020	8,696	8,743

		47,633

Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc. 1.70%, 9/11/2022	13,229	13,185

Thrifts & Mortgage Finance — 0.8%
BPCE SA (France)
2.25%, 1/27/2020	17,804	17,803
3.15%, 7/31/2020(a)(c)	74,090	74,663
2.65%, 2/3/2021	2,612	2,629

		95,095

Tobacco — 0.5%
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.59%), 2.50%, 8/14/2020(b)	18,162	18,199
Philip Morris International, Inc. 4.50%, 3/26/2020	15,874	15,998
Reynolds American, Inc. (United Kingdom)
6.88%, 5/1/2020	16,325	16,635
3.25%, 6/12/2020	5,417	5,448

		56,280

Trading Companies & Distributors — 0.8%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 2.81%, 6/3/2021(b)	97,135	97,582
TTX Co. 2.60%, 6/15/2020(a)	4,229	4,238

		101,820

Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd. (Hong Kong) 2.88%, 3/17/2020(a)	10,453	10,462

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	15,890	16,009

TOTAL CORPORATE BONDS (Cost $7,423,903)		7,448,589

ASSET-BACKED SECURITIES — 12.8%
Ally Auto Receivables Trust
Series 2019-1, Class A2, 2.85%, 3/15/2022	36,758	36,880
Series 2019-2, Class A2, 2.34%, 6/15/2022	75,000	75,132
Series 2019-3, Class A2, 2.06%, 10/17/2022	32,593	32,667
Series 2018-2, Class A3, 2.92%, 11/15/2022	2,900	2,919
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	156	156

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
AmeriCredit Automobile Receivables Trust
Series 2018-1, Class A2A, 2.71%, 7/19/2021	489	489
Series 2017-1, Class A3, 1.87%, 8/18/2021	134	134
Series 2018-2, Class A2A, 2.86%, 11/18/2021	12,912	12,930
Series 2018-3, Class A2A, 3.11%, 1/18/2022	14,728	14,771
Series 2018-3, Class A3, 3.38%, 7/18/2023	5,000	5,081
BMW Vehicle Lease Trust Series 2019-1, Class A2, 2.79%, 3/22/2021	33,386	33,487
Capital One Multi-Asset Execution Trust Series 2017-A4, Class A4, 1.99%, 7/17/2023	41,984	42,034
CarMax Auto Owner Trust
Series 2016-1, Class A4, 1.88%, 6/15/2021	11,026	11,023
Series 2016-4, Class A3, 1.40%, 8/15/2021	5,759	5,750
Series 2018-3, Class A2A, 2.88%, 10/15/2021	12,440	12,469
Series 2017-1, Class A3, 1.98%, 11/15/2021	368	368
Series 2019-2, Class A2A, 2.69%, 7/15/2022	34,047	34,184
Series 2019-1, Class A2A, 3.02%, 7/15/2022	1,940	1,950
Series 2019-3, Class A2A, 2.21%, 12/15/2022	19,913	19,954
Series 2019-4, Class A2A, 2.01%, 3/15/2023	24,800	24,801
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022(a)(f)	53,238	53,893
CNH Equipment Trust
Series 2018-A, Class A2, 2.78%, 8/16/2021	16,812	16,827
Series 2019-B, Class A2, 2.55%, 9/15/2022	31,155	31,272
Series 2019-C, Class A2, 1.99%, 3/15/2023	24,445	24,442
Daimler Trucks Retail Trust Series 2019-1, Class A2, 2.77%, 4/15/2021(a)	63,960	64,121
Dell Equipment Finance Trust
Series 2018-1, Class A2A, 2.97%, 10/22/2020(a)	5,758	5,767
Series 2019-1, Class A2, 2.78%, 8/23/2021(a)	40,604	40,794
Series 2017-2, Class A3, 2.19%, 10/24/2022(a)	650	650
Drive Auto Receivables Trust
Series 2019-2, Class A2A, 2.93%, 3/15/2022	9,916	9,930
Series 2019-4, Class A2A, 2.32%, 6/15/2022	15,554	15,575
Ford Credit Auto Lease Trust Series 2018-A, Class A2A, 2.71%, 12/15/2020	1,214	1,214
Ford Credit Auto Owner Trust
Series 2019-B, Class A2A, 2.35%, 2/15/2022	49,694	49,793
Series 2019-A, Class A2A, 2.78%, 2/15/2022	858	861
Series 2017-C, Class A3, 2.01%, 3/15/2022	398	398
Series 2017-A, Class A4, 1.92%, 4/15/2022	1,080	1,079
Series 2015-1, Class A, 2.12%, 7/15/2026(a)	54,722	54,733
Series 2015-2, Class A, 2.44%, 1/15/2027(a)	8,606	8,628
GM Financial Automobile Leasing Trust
Series 2019-1, Class A2A, 2.91%, 4/20/2021	28,716	28,812
Series 2018-3, Class A3, 3.18%, 6/21/2021	4,608	4,635
Series 2019-3, Class A2A, 2.09%, 10/20/2021	17,142	17,149
Series 2019-4, Class A2A, 1.84%, 11/16/2022	50,129	50,068
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A2A, 2.66%, 6/16/2022	84,863	85,106
Honda Auto Receivables Owner Trust
Series 2017-1, Class A3, 1.72%, 7/21/2021	5,429	5,425
Series 2018-1, Class A3, 2.64%, 2/15/2022	726	729
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A4, 2.13%, 3/15/2021(a)	5,577	5,578
Series 2019-B, Class A2, 2.08%, 12/15/2021(a)	33,473	33,503
Hyundai Auto Receivables Trust
Series 2016-B, Class A3, 1.29%, 4/15/2021	135	135
Series 2019-A, Class A2, 2.67%, 12/15/2021	29,374	29,474
Series 2019-B, Class A2, 1.93%, 7/15/2022	12,979	12,977
John Deere Owner Trust Series 2019-B, Class A2, 2.28%, 5/16/2022	11,398	11,424
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3, 2.41%, 2/16/2021	2,843	2,845
Series 2019-A, Class A2, 3.01%, 2/16/2021	14,375	14,414
Series 2019-A, Class A3, 3.10%, 11/15/2021	8,135	8,214

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-B, Class A2, 2.01%, 12/15/2021	36,411	36,413
Mercedes-Benz Auto Receivables Trust Series 2018-1, Class A2A, 2.71%, 4/15/2021	4,390	4,395
Nissan Auto Lease Trust
Series 2019-B, Class A2A, 2.27%, 1/15/2021	36,587	36,659
Series 2019-A, Class A2, 2.71%, 7/15/2021	40,895	41,050
Series 2019-A, Class A3, 2.76%, 3/15/2022	12,122	12,242
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A3, 1.75%, 10/15/2021	8,788	8,779
Series 2019-A, Class A2A, 2.82%, 1/18/2022	33,893	34,032
Series 2019-B, Class A2, 2.56%, 3/15/2022	84,248	84,524
Series 2017-C, Class A3, 2.12%, 4/18/2022	1,208	1,209
Santander Drive Auto Receivables Trust
Series 2019-1, Class A2A, 2.91%, 1/18/2022	5,187	5,191
Series 2019-2, Class A2, 2.63%, 7/15/2022	53,438	53,523
Toyota Auto Receivables Owner Trust
Series 2018-C, Class A2A, 2.77%, 8/16/2021	26,097	26,162
Series 2019-A, Class A2A, 2.83%, 10/15/2021	31,498	31,615
Series 2017-C, Class A3, 1.78%, 11/15/2021	17,344	17,332
Series 2017-D, Class A3, 1.93%, 1/18/2022	5,124	5,125
Series 2019-B, Class A2A, 2.59%, 2/15/2022	34,924	35,054
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	1,371	1,371
Series 2017-1A, Class A, 2.06%, 9/20/2021(a)	2,032	2,031
Series 2017-2A, Class A, 1.92%, 12/20/2021(a)	44,703	44,690
Series 2017-3A, Class A1A, 2.06%, 4/20/2022(a)	6,616	6,619
Volvo Financial Equipment LLC
Series 2017-1A, Class A3, 1.92%, 3/15/2021(a)	1,236	1,235
Series 2019-1A, Class A2, 2.90%, 11/15/2021(a)	19,293	19,373
Series 2019-2A, Class A2, 2.02%, 8/15/2022(a)	26,546	26,546
World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.80%, 1/18/2022	5,457	5,469

TOTAL ASSET-BACKED SECURITIES (Cost $1,594,321)		1,598,283

U.S. TREASURY OBLIGATIONS — 8.9%
U.S. Treasury Notes
2.00%, 9/30/2020	59,100	59,250
1.63%, 10/15/2020	154,200	154,116
2.63%, 5/15/2021	50,000	50,666
1.63%, 6/30/2021	88,400	88,324
1.75%, 7/31/2021	289,600	289,928
1.50%, 8/31/2021	336,450	335,451
1.25%, 10/31/2021	125,000	124,023

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,100,750)		1,101,758

SHORT-TERM INVESTMENTS — 18.3%
CERTIFICATES OF DEPOSIT — 7.7%
Banco Santander SA (Spain) 2.85%, 2/21/2020	59,400	59,532
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.28%), 2.44%, 9/21/2020(b)	1,770	1,772
Barclays Bank plc (United Kingdom) 2.95%, 4/9/2020	44,200	44,351
Credit Agricole Corporate and Investment Bank (France) (ICE LIBOR USD 3 Month + 0.48%), 2.64%, 9/17/2021(b)	52,510	52,519
Credit Suisse AG (Switzerland) (ICE LIBOR USD 3 Month + 0.22%), 2.23%, 10/9/2020(b)	121,215	121,215
First Abu Dhabi Bank USA NV 2.02%, 4/24/2020(a)	112,488	112,550
Industrial & Commercial Bank of China Ltd. (China) 2.35%, 12/30/2019	3,230	3,231
Lloyds Bank Corporate Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.50%), 2.63%, 9/24/2020(b)	41,735	41,818
(ICE LIBOR USD 3 Month + 0.50%), 2.51%, 10/26/2020(b)	560	561
MUFG Bank Ltd. (Japan)
2.80%, 2/26/2020	14,640	14,671
2.02%, 8/13/2020	61,000	61,031
1.98%, 10/15/2020	28,160	28,169
(ICE LIBOR USD 3 Month + 0.50%), 2.44%, 1/25/2021(b)	1,000	1,002
(ICE LIBOR USD 3 Month + 0.46%), 2.36%, 2/4/2021(b)	8,300	8,314
Natixis SA (France) 1.98%, 6/5/2020	32,000	32,012
Nordea Bank Abp (Finland)
(ICE LIBOR USD 3 Month + 0.29%), 2.19%, 2/12/2021(b)	38,000	38,049
(ICE LIBOR USD 3 Month + 0.32%), 2.21%, 5/5/2021(b)	80,600	80,713

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Societe Generale (France) 2.19%, 7/31/2020	60,700	60,811
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.39%), 2.29%, 2/12/2021(b)	29,729	29,761
(ICE LIBOR USD 3 Month + 0.36%), 2.41%, 4/6/2021(b)	127,715	127,790
Svenska Handelsbanken AB (Sweden) 1.92%, 10/19/2020	36,200	36,208
Toronto-Dominion Bank (The) (Canada) 1.85%, 5/13/2020	4,500	4,500

TOTAL CERTIFICATES OF DEPOSIT (Cost $959,627)		960,580

COMMERCIAL PAPER — 4.2%
Agricultural Bank of China Ltd. (China) 2.30%, 4/2/2020(a)(g)	58,800	58,352
AT&T, Inc. 2.42%, 12/2/2019(a)(g)	8,000	7,999
Bank of China Ltd. (China) 2.35%, 12/24/2019(g)	40,000	39,940
Bell Canada, Inc. (Canada) 2.27%, 1/17/2020(a)(g)	9,000	8,977
BP Capital Markets plc (United Kingdom)
2.79%, 4/1/2020(a)(g)	63,145	62,737
2.75%, 4/15/2020(a)(g)	9,775	9,704
Enel Finance America LLC (Italy) 2.32%, 2/5/2020(a)(g)	13,800	13,750
Federation des caisses Desjardins du Quebec (Canada) 2.02%, 9/22/2020(a)(g)	46,000	45,272
General Electric Co. 2.10%, 3/20/2020(g)	31,100	30,905
National Grid Electricity Transmission plc (United Kingdom) 2.16%, 1/21/2020(a)(g)	15,903	15,859
NiSource, Inc. 1.94%, 1/10/2020(a)(g)	6,250	6,236
Reckitt Benckiser Treasury Services plc (United Kingdom)
2.40%, 12/3/2019(a)(g)	25,000	24,995
2.40%, 12/5/2019(a)(g)	9,400	9,398
2.41%, 12/13/2019(a)(g)	4,400	4,397
2.51%, 7/7/2020(a)(g)	3,250	3,208
Shell International Finance BV (Netherlands) 1.93%, 8/31/2020(a)(g)	105,190	103,643
VW Credit, Inc. (Germany)
2.38%, 2/10/2020(a)(g)	50,000	49,802
2.01%, 3/18/2020(a)(g)	27,000	26,834

TOTAL COMMERCIAL PAPER (Cost $521,748)		522,008

	Shares (000)
INVESTMENT COMPANIES — 3.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(h)(i)(Cost $387,304)	387,201	387,317

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(h)(i)	5,001	5,001
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(h)(i)	1,139	1,139

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $6,139)		6,140

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 3.2%
Citigroup Global Markets Holdings, Inc., 2.34%, dated 11/29/2019, due 10/23/2020, repurchase price $122,561, collateralized by Corporate Notes and Bonds, 2.35% - 6.00%, due 10/30/2020 - 2/6/2047, Federal Home Loan Mortgage Corporation, 3.70% - 4.53%, due 7/25/2028 - 2/25/2052 and Federal National Mortgage Association, 5.50% - 7.00%, due 12/18/2026 - 5/25/2034, with the value of $125,283.	120,000	120,000
Merrill Lynch Pierce Fenner & Smith, Inc., 1.95%, dated 11/29/2019, due 2/6/2020, repurchase price $55,206, collateralized by Corporate Notes and Bonds, 0.00%, due 1/9/2020 - 9/1/2020 and Sovereign Government Securities, 6.88%, due 8/4/2026, with the value of $58,093.	55,000	55,000
Wells Fargo Securities LLC, 2.32%, dated 11/29/2019, due 5/13/2020, repurchase price $222,356, collateralized by Corporate Notes and Bonds, 3.03% - 7.31%, due 5/16/2022 - 10/25/2056 with the value of $244,841.	220,000	220,000

TOTAL REPURCHASE AGREEMENTS (Cost $395,000)		395,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,269,818)		2,271,045

Total Investments — 99.9% (Cost $12,388,792)		12,419,675
Other Assets Less Liabilities — 0.1%		9,474

Net Assets — 100.0%		12,429,149

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(c)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $5,973,000.
(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(g)	The rate shown is the effective yield as of November 30, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of November 30, 2019.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,598,283	$—	$1,598,283
Corporate Bonds	—	7,448,589	—	7,448,589
U.S. Treasury Obligations	—	1,101,758	—	1,101,758
Short-Term Investments
Certificates of Deposit	—	960,580	—	960,580
Commercial Paper	—	522,008	—	522,008
Investment Companies	387,317	—	—	387,317
Investment of cash collateral from securities loaned	6,140	—	—	6,140
Repurchase Agreements	—	395,000	—	395,000

Total Short-Term Investments	393,457	1,877,588	—	2,271,045

Total Investments in Securities	$393,457	$12,026,218	$—	$12,419,675

There were no transfers into or out of level 3 for the period ended November 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$475,579	$11,425,519	$11,513,814	$59		$(26)	$387,317	387,201	$6,008	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 1.84%(a)(b)	1	124,000	119,000	—	(c)	— (c)	5,001	5,001	158	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	19,861	89,860	108,582	—		—	1,139	1,139	82	—

Total	$495,441	$11,639,379	$11,741,396	$59		$(26)	$393,457		$6,248	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.
(c)	Amount rounds to less than one thousand.